RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Schedule of transactions with related parties	The compensation paid or payable to the Trust’s key management personnel was as follows:

Years ended December 31,	2023	2022
Salaries, incentives and short-term benefits	$5,649	$5,760
Unit-based compensation expense including fair value adjustments	2,959	2,102
	$8,608	$7,862